Business Acquisition - Schedule of business acquisition (Details) $ / shares in Units, $ in Thousands	Jul. 31, 2021 CAD ($) Share	Jun. 01, 2021 CAD ($) Share $ / shares shares	Jul. 31, 2020 CAD ($)	Jul. 31, 2019 CAD ($)
Non-current assets
Goodwill	$ 88,189		$ 0	$ 111,877
Non-current liabilities
Non-controlling interest	$ (1,340)		0
Zenabis Global Inc
Disclosure of detailed information about business combination [line items]
Number of shares issued | Share	448,639	17,579,336
Par value of shares issued | $ / shares		$ 8.61
Value of shares issued		$ 151,358
Number of Replacement warrants outstanding | shares		5,196,164
Value of Replacement warrants outstanding		$ 32,354
Number of Replacement options issued | shares		905,902
Value of Replacement options issued		$ 5,727
Number of Replacement RSU's and DSU's issued | shares		223,497
Value of Replacement RSU's and DSU's issued		$ 1,554
Settlement of pre-existing debt		20,760
Total fair value of consideration		211,753
Current assets
Cash and cash equivalents		2,804
Accounts receivable		3,822
Other receivables		198
Excise taxes receivable		86
Inventory		40,636
Biological assets		8,892
Non-current assets
Property, plant and equipment		129,074
Prepaid expenses		5,670
Cultivation and processing license		28,914
Brands		5,400
Goodwill	$ 88,189	88,189	$ 0	$ 0
Total assets		313,685
Current liabilities
Accounts payable and accrued liabilities		(22,161)
Loan		(52,194)
Convertible debentures		(11,724)
Non-current liabilities
Lease Liability		(17,059)
Deferred tax liabilities		(134)
Total liabilities		(103,272)
Non-controlling interest		1,340
Total net assets acquired		$ 211,753